Basis of preparation	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Disclosure of basis of preparation of financial statements [text block]	Basis of preparation
The interim financial information included in this report has been prepared in accordance with IAS 34 'Interim Financial Reporting'.
The results for the interim periods presented herein are unaudited and, in the opinion of management, include all adjustments necessary for a fair presentation of the results for each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and related notes for the year ended 31 December 2025 included in bp Annual Report and Form 20-F 2025.
The directors consider it appropriate to adopt the going concern basis of accounting in preparing these interim financial statements.
bp prepares its consolidated financial statements included within bp Annual Report and Form 20-F on the basis of United Kingdom adopted international accounting standards and IFRS Accounting Standards® (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union (EU), and in accordance with the provisions of the UK Companies Act 2006 as applicable to companies reporting under international accounting standards. IFRS as adopted by the UK does not differ from IFRS as adopted by the EU. IFRS as adopted by the UK and EU differ in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the periods presented. The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in preparing bp Annual Report and Form 20-F 2026, which are the same as those used in preparing bp Annual Report and Form 20-F 2025.
New standards and amendments to IFRS
On 1 January 2026, bp adopted the amendments to IFRS 9 ‘Financial Instruments’ relating to the settlement of liabilities through electronic payment systems using the modified retrospective approach. The impact to the interim financial information upon transition was a $34 million increase to cash and cash equivalents.
Significant accounting judgements and estimates
bp's significant accounting judgements and estimates were disclosed in bp Annual Report and Form 20-F 2025. These have been subsequently considered at the end of this quarter to determine if any changes were required to those judgements and estimates.
Considerations in respect of ongoing geopolitical instability in the Middle East and impact on the economic environment
The impact of ongoing geopolitical instability in the Middle East and the associated economic developments have been considered for the basis of preparation for the interim financial information. Such factors include the economic effect of price volatility, supply disruptions in the region, operability of producing assets and discount rates.
Impairment testing assumptions
As a result of ongoing geopolitical instability in the Middle East and the related economic impact, the group’s value-in-use impairment testing price assumptions for Brent oil and Henry Hub gas were revised during the second quarter from those disclosed in the bp Annual Report and Form 20-F 2025, and also revised since the first quarter 2026. The group has updated its estimate of Brent oil prices to $80/bbl (previously $70/bbl) and Henry Hub gas prices to $3.34/mmBtu (previously $3.80/mmBtu) in real 2024 terms on an average basis for the full year 2026. With reference to the Brent price, this estimate assumes that the ongoing supply disruptions resulting from geopolitical instability in the Middle East resolve before the year end 2026. With regard to the Henry Hub gas price assumption, the price decrease is based on an expectation of oversupply in 2026 in the US domestic market, partly offset by supply disruption. No material impairment or reversal of impairment arose in the second quarter 2026 and half year 2026 interim periods as a result of the changes to these commodity price assumptions. The post-tax discount rate used for value-in-use impairment testing of assets other than certain low carbon energy assets was maintained at 8% (31 December 2025 8%).
Segmentation
Reportable segments for external financial reporting will remain Oil production & operations, Gas & low carbon energy and Customers & products until 31 December 2026, as the financial reporting aspects of the new segment model announced on 9 June 2026 will take time to implement. Until the new reporting segments take effect from the financial year beginning 1 January 2027,